NATIONWIDE MUTUAL FUNDS
Nationwide Bond Fund
Nationwide Core Plus Bond Fund
Nationwide Government Bond Fund
Nationwide Government Money Market Fund
Nationwide HighMark Bond Fund
Nationwide HighMark California Intermediate Tax Free Bond Fund
Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide HighMark Short Term Bond Fund
Nationwide High Yield Bond Fund
Nationwide Inflation-Protected Securities Fund
Nationwide Ziegler Wisconsin Tax Exempt Fund

Supplement dated April 27, 2017
to the Prospectus dated February 28, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective May 1, 2017:

1.	The table under the heading "Fees and Expenses" on page 2 of the Prospectus with respect to the Nationwide Bond Fund is hereby deleted and replaced with the following:

	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.15%	0.15%	0.30%	0.10%	0.15%
Total Annual Fund Operating Expenses	0.80%	1.55%	1.20%	0.50%	0.55%
Fee Waiver/Expense Reimbursement[2]	(0.06)%	(0.06)%	(0.06)%	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.74%	1.49%	1.14%	0.44%	0.49%
1 "Management Fees" has been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2017.
2 Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting annual fund operating expenses to 0.44% until at least February 28, 2018. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund's assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the

Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 74 of this Prospectus.

2.	The table under the heading "Example" on page 2 of the Prospectus with respect to the Nationwide Bond Fund is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$299	$469	$653	$1,187
Class C shares	252	484	839	1,840
Class R shares	116	375	654	1,449
Class R6 shares	45	154	274	622
Institutional Service Class shares	50	170	301	684

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$152	$484	$839	$1,840

3.	The table under the heading "Fees and Expenses" on page 10 of the Prospectus with respect to the Nationwide Government Bond Fund is hereby deleted and replaced with the following:

	Class A Shares	Class C Shares	Class R Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.35%	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None
Other Expenses	0.53%	0.46%	0.66%	0.49%
Total Annual Fund Operating Expenses	1.13%	1.81%	1.51%	0.84%
Fee Waiver/Expense Reimbursement[2]	(0.06)%	(0.06)%	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.07%	1.75%	1.45%	0.78%
1 "Management Fees" has been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2017.
2 Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting annual fund operating expenses to 0.70% until at least February 28, 2018. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund's assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement. More information about administrative services fees can be found in "Investing with Nationwide Funds" on page 74 of this Prospectus.

4.	The table under the heading "Example" on page 10 of the Prospectus with respect to the Nationwide Government Bond Fund is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$332	$570	$828	$1,563
Class C shares	278	564	974	2,122
Class R shares	148	471	818	1,796
Institutional Service Class shares	80	262	460	1,032

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$178	$564	$974	$2,122

5.	The table under the heading "Fees and Expenses" on page 16 of the Prospectus with respect to the Nationwide HighMark Bond Fund is hereby deleted and replaced with the following:
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%	None	None
Other Expenses	0.22%	0.16%	0.08%	0.30%
Total Annual Fund Operating Expenses	0.87%	1.31%	0.48%	0.70%
1 "Management Fees" has been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2017.

6.	The table under the heading "Example" on page 16 of the Prospectus with respect to the Nationwide HighMark Bond Fund is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$312	$496	$696	$1,273
Class C shares	233	415	718	1,579
Class R6 shares	49	154	269	604
Institutional Service Class shares	72	224	390	871

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$133	$415	$718	$1,579

7.	The following information supplements the "Management Fees" section on page 66 of the Prospectus:

Beginning May 1, 2017, the Nationwide Bond Fund, the Nationwide Government Bond Fund and the Nationwide HighMark Bond Fund each pay NFA an annual management fee based on the rates listed in the table below, which are expressed as a percentage of each Fund's average daily net assets, without taking into account any applicable fee waivers or reimbursements:

Fund	Assets	Management Fee
Nationwide Bond Fund	Up to $250 million; $250 million and more but less than $1 billion; $1 billion and more but less than $2 billion; $2 billion and more but less than $5 billion; and $5 billion and more	0.41% 0.385% 0.36% 0.335% 0.31%
Nationwide Government Bond Fund	Up to $250 million; $250 million and more but less than $1 billion; $1 billion and more but less than $2 billion; $2 billion and more but less than $5 billion; and $5 billion and more	0.35% 0.325% 0.30% 0.275% 0.25%
Nationwide HighMark Bond Fund	Up to $250 million; $250 million and more but less than $1 billion; $1 billion and more but less than $2 billion; $2 billion and more but less than $5 billion; and $5 billion and more	0.41% 0.385% 0.36% 0.335% 0.31%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE